Goodwill And Intangible Assets, Net - Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning Balance	$ 37,552	$ 37,996	$ 4,586
Goodwill acquired in connection with acquisitions			33,583
Effect of currency translation adjustment	139	(444)	(173)
Ending Balance	37,691	37,552	37,996
QuaDPharma
Goodwill [Line Items]
Beginning Balance	4,586	4,586	4,586
Ending Balance	4,586	4,586	4,586
Polymed
Goodwill [Line Items]
Beginning Balance	21,592	22,031
Goodwill acquired in connection with acquisitions			22,204
Effect of currency translation adjustment	222	(439)	(173)
Ending Balance	21,814	21,592	22,031
Oncology Innovation Platform
Goodwill [Line Items]
Beginning Balance	11,374	11,379
Goodwill acquired in connection with acquisitions			11,379
Effect of currency translation adjustment	(83)	(5)
Ending Balance	$ 11,291	$ 11,374	$ 11,379